Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

During the years ended December 31, 2020, 2021 and 2022, related party transactions were as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
	(in thousands)
Services provided to Ping An Group (a)	621,845	417,051	226,539	32,845
Services provided to other related parties	—	—	—	—
Net revenues from related parties	621,845	417,051	226,539	32,845

Services provided by and assets purchased from Ping An Group (b)	156,420	176,880	191,751	27,801
Services provided by and assets purchased from other related parties	5,625	714	2,378	345
Services provided by related parties	162,045	177,594	194,129	28,146

Interest income from Ping An Group	63,558	136,613	143,848	20,856

Balances with Related Parties

As of December 31, 2021 and 2022, balances with related parties were as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
	(in thousands)
Amounts due from related parties, current
Ping An Group (c)	83,376	49,644	7,198

Amounts due from related parties, non-current
Ping An Group (c)	7,529	9,419	1,366

Amounts included in “Cash and cash equivalents” (d)	780,875	1,093,434	158,533
Amounts included in “Short-term investments” (d)	3,358,937	4,088,598	592,791
Amounts included in “Restricted cash” (d)	5,000	5,000	725

Amounts due to related parties
Ping An Group (e)	31,182	26,042	3,776
Other related parties	715	1,054	153
	31,897	27,096	3,929

(a)
The amount represents (i) the commission fee for transaction facilitation service on financial product including loan and insurance products, (ii) advertising services and (iii) technical services provided to Ping An Group.
(b)
The amount represents rental and property management services, technical services, other miscellaneous services and assets provided by Ping An Group.
(c)
Receivable from Ping An Group primarily consists of deposit in relation to the operating lease and other agreements, service fee receivable, and interest receivable from cash and cash equivalents.
(d)
The Company has cash or time deposits in commercial banks associated with Ping An Group and purchased certain short-term cash management products managed by Ping An Group as a part of the Company’s cash management plan.
(e)
The outstanding payable to Ping An Group primarily consists of payable for provision of services related to business operation, IDC service fee and other miscellaneous services.